Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 1.4%
GE Capital Funding LLC, 4.55%, 05/15/32 .. USD 1,685 $ 1,620,185
General Electric Co., 6.75%, 03/15/32 ..... 4,964 5,443,906
Lockheed Martin Corp., 3.90%, 06/15/32 ... 3,098 2,876,302
RTX Corp., 2.38%, 03/15/32 ........... 3,943 3,283,638
13,224,031
Automobile Components — 0.4%
Aptiv Swiss Holdings Ltd., 3.25%, 03/01/32
(a)
. 3,219 2,794,896
Lear Corp., 2.60%, 01/15/32 ........... 1,496 1,247,072
4,041,968
Automobiles — 2.3%
Ford Motor Co.
3.25% , 02/12/32 .................. 9,510 7,954,920
6.10% , 08/19/32 .................. 6,665 6,642,717
General Motors Co., 5.60%, 10/15/32
(a)
.... 4,820 4,824,817
Honda Motor Co. Ltd., 2.97%, 03/10/32
(a)
... 2,997 2,600,062
22,022,516
Banks — 3.6%
Bank of Nova Scotia (The), 2.45%, 02/02/32 . 3,619 3,040,905
Canadian Imperial Bank of Commerce, 3.60%,
04/07/32 ...................... 4,159 3,748,628
Citigroup, Inc., 6.63%, 06/15/32 ......... 3,843 4,112,510
Citizens Financial Group, Inc., 2.64%,
09/30/32
(a)
..................... 2,070 1,687,172
KeyBank NA, 4.90%, 08/08/32 .......... 2,770 2,629,097
Royal Bank of Canada, 3.88%, 05/04/32 .... 4,053 3,742,599
Sumitomo Mitsui Financial Group, Inc., 5.45%,
01/15/32 ...................... 650 654,878
Toronto-Dominion Bank (The)
2.45% , 01/12/32 .................. 2,184 1,823,959
5.30% , 01/30/32 .................. 1,000 1,000,942
3.20% , 03/10/32 .................. 5,767 5,062,078
4.46% , 06/08/32 .................. 7,638 7,248,328
34,751,096
Beverages — 2.1%
Coca-Cola Co. (The), 2.25%, 01/05/32 ..... 6,578 5,597,803
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 2,140 1,689,915
Constellation Brands, Inc., 4.75%, 05/09/32
(a)
. 2,931 2,818,176
Diageo Capital plc, 2.13%, 04/29/32 ...... 2,870 2,353,409
Keurig Dr Pepper, Inc., 4.05%, 04/15/32
(a)
... 3,576 3,344,863
PepsiCo, Inc., 3.90%, 07/18/32 ......... 4,832 4,526,452
20,330,618
Biotechnology — 0.7%
Amgen, Inc.
2.00% , 01/15/32 .................. 3,881 3,167,060
3.35% , 02/22/32 .................. 3,815 3,410,095
6,577,155
Broadline Retail — 1.9%
Amazon.com, Inc.
3.60% , 04/13/32 .................. 9,060 8,365,187
4.70% , 12/01/32
(a)
................. 7,932 7,870,584
eBay, Inc., 6.30%, 11/22/32 ............ 1,631 1,731,414
17,967,185
Building Products — 0.6%
Carlisle Cos., Inc., 2.20%, 03/01/32
(a)
...... 2,338 1,922,734
Fortune Brands Innovations, Inc., 4.00%,
03/25/32
(a)
..................... 1,752 1,613,530
Johnson Controls International plc, 4.90%,
12/01/32 ...................... 1,915 1,872,786
5,409,050
Security
Par (000)
Par (000) Value
Capital Markets — 5.6%
Ameriprise Financial, Inc., 4.50%, 05/13/32
(a)
. USD 2,192 $ 2,111,640
Apollo Debt Solutions BDC, 6.55%, 03/15/32
(b)
1,025 1,042,665
Ares Capital Corp., 5.80%, 03/08/32 ...... 2,755 2,734,889
Ares Strategic Income Fund, 6.20%, 03/21/32
(b)
1,975 1,975,897
Bank of New York Mellon Corp. (The), 2.50%,
01/26/32
(a)
..................... 1,688 1,436,129
Blackstone Private Credit Fund, 6.00%,
01/29/32 ...................... 2,800 2,767,327
Blue Owl Finance LLC, 4.38%, 02/15/32
(a)
... 1,330 1,231,782
Brookfield Finance I UK plc, 2.34%, 01/30/32
(a)
2,535 2,105,282
Cboe Global Markets, Inc., 3.00%, 03/16/32 . 1,515 1,316,155
Charles Schwab Corp. (The), 2.90%, 03/03/32
(a)
4,133 3,571,348
CME Group, Inc., 2.65%, 03/15/32
(a)
...... 3,376 2,914,843
Credit Suisse USA LLC, 7.13%, 07/15/32
(a)
.. 2,916 3,246,968
FactSet Research Systems, Inc., 3.45%,
03/01/32 ...................... 2,084 1,845,487
HPS Corporate Lending Fund, 5.95%,
04/14/32
(b)
..................... 945 936,761
Intercontinental Exchange, Inc., 1.85%,
09/15/32
(a)
..................... 6,051 4,814,091
Jefferies Financial Group, Inc., 2.75%, 10/15/32 2,163 1,777,943
Moody's Corp., 4.25%, 08/08/32 ......... 2,162 2,047,670
Morgan Stanley, 7.25%, 04/01/32 ........ 3,930 4,443,925
Nomura Holdings, Inc., 3.00%, 01/22/32 .... 3,140 2,683,079
Northern Trust Corp., 6.13%, 11/02/32
(a)
.... 3,747 3,971,797
S&P Global, Inc., 2.90%, 03/01/32 ....... 5,761 5,026,223
54,001,901
Chemicals — 1.3%
Albemarle Corp., 5.05%, 06/01/32
(a)
....... 2,465 2,349,397
Cabot Corp., 5.00%, 06/30/32
(a)
......... 1,599 1,559,046
Celanese US Holdings LLC, 6.63%,
07/15/32
(a) (c)
.................... 3,690 3,790,452
Ecolab, Inc., 2.13%, 02/01/32 .......... 2,370 1,976,414
RPM International, Inc., 2.95%, 01/15/32 ... 1,274 1,102,540
Sherwin-Williams Co. (The), 2.20%, 03/15/32
(a)
2,189 1,809,482
12,587,331
Commercial Services & Supplies — 1.8%
Cintas Corp. No. 2, 4.00%, 05/01/32 ...... 2,826 2,647,346
RELX Capital, Inc., 4.75%, 05/20/32 ...... 2,043 1,998,597
Republic Services, Inc., 1.75%, 02/15/32
(a)
.. 3,253 2,631,080
Waste Connections, Inc.
2.20% , 01/15/32 .................. 2,429 2,015,676
3.20% , 06/01/32 .................. 1,805 1,590,782
Waste Management, Inc.
4.80% , 03/15/32
(a)
................. 3,165 3,117,484
4.15% , 04/15/32 .................. 3,593 3,403,374
17,404,339
Communications Equipment — 0.3%
Motorola Solutions, Inc., 5.60%, 06/01/32 ... 2,610 2,663,926
Construction & Engineering — 0.2%
Quanta Services, Inc., 2.35%, 01/15/32
(a)
... 2,078 1,716,409
Consumer Finance — 2.7%
AerCap Ireland Capital DAC, 3.30%, 01/30/32
(a)
15,095 13,219,446
Discover Financial Services, 6.70%, 11/29/32
(a)
3,035 3,243,084
General Motors Financial Co., Inc., 3.10%,
01/12/32 ...................... 4,700 4,028,677
John Deere Capital Corp.
3.90% , 06/07/32 .................. 1,981 1,845,377
4.35% , 09/15/32 .................. 2,320 2,230,387
Toyota Motor Credit Corp., 2.40%, 01/13/32 .. 1,469 1,238,589
25,805,560

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp., 1.75%, 04/20/32 ... USD 3,772 $ 3,079,374
Dollar General Corp., 5.00%, 11/01/32
(a)
.... 2,304 2,216,381
Target Corp.
(a)
4.50% , 09/15/32 .................. 4,015 3,888,929
6.35% , 11/01/32 .................. 1,072 1,168,342
Walmart, Inc., 4.15%, 09/09/32
(a)
........ 4,145 4,003,306
14,356,332
Containers & Packaging — 0.7%
AptarGroup, Inc., 3.60%, 03/15/32 ....... 1,501 1,344,367
Avery Dennison Corp., 2.25%, 02/15/32 .... 2,165 1,775,788
Sonoco Products Co., 2.85%, 02/01/32
(a)
... 2,103 1,790,281
WRKCo, Inc., 4.20%, 06/01/32 .......... 1,937 1,809,107
6,719,543
Distributors — 0.2%
Genuine Parts Co., 2.75%, 02/01/32 ...... 2,204 1,862,941
Diversified Consumer Services — 0.1%
Johns Hopkins University, Series A, 4.71%,
07/01/32
(a)
..................... 1,155 1,140,196
Diversified REITs — 1.6%
GLP Capital LP, 3.25%, 01/15/32 ........ 3,306 2,833,770
Safehold GL Holdings LLC, 2.85%, 01/15/32
(a)
1,128 951,683
Simon Property Group LP
2.25% , 01/15/32 .................. 2,704 2,248,355
2.65% , 02/01/32 .................. 2,723 2,314,978
VICI Properties LP, 5.13%, 05/15/32 ...... 5,934 5,768,523
WP Carey, Inc., 2.45%, 02/01/32
(a)
....... 1,644 1,362,089
15,479,398
Diversified Telecommunication Services — 4.1%
AT&T, Inc., 2.25%, 02/01/32 ........... 9,736 8,063,383
Bell Telephone Co. of Canada or Bell Canada,
Series US-5, 2.15%, 02/15/32
(a)
........ 2,661 2,164,869
Deutsche Telekom International Finance BV,
9.25%, 06/01/32 ................. 1,976 2,438,857
Sprint Capital Corp., 8.75%, 03/15/32 ..... 7,871 9,408,590
TELUS Corp., 3.40%, 05/13/32 ......... 3,777 3,338,342
Verizon Communications, Inc., 2.36%, 03/15/32 17,618 14,663,008
40,077,049
Electric Utilities — 8.6%
AEP Texas, Inc., 4.70%, 05/15/32 ........ 2,030 1,942,508
Alabama Power Co.
3.05% , 03/15/32 .................. 2,552 2,240,768
3.94% , 09/01/32
(a)
................. 1,468 1,361,417
American Electric Power Co., Inc., 5.95%,
11/01/32 ...................... 1,818 1,875,175
Appalachian Power Co., Series BB, 4.50%,
08/01/32 ...................... 2,030 1,917,839
Arizona Public Service Co., 6.35%, 12/15/32 . 1,682 1,775,642
CenterPoint Energy Houston Electric LLC
Series AG , 3.00% , 03/01/32 .......... 1,080 942,415
4.45% , 10/01/32 .................. 1,995 1,902,253
Commonwealth Edison Co., Series 132, 3.15%,
03/15/32 ...................... 1,058 934,030
Dominion Energy South Carolina, Inc., 6.63%,
02/01/32 ...................... 1,095 1,188,285
DTE Electric Co., Series A, 3.00%, 03/01/32 . 1,745 1,534,415
Duke Energy Carolinas LLC
2.85% , 03/15/32 .................. 1,860 1,610,565
6.45% , 10/15/32 .................. 1,415 1,527,144
Duke Energy Corp., 4.50%, 08/15/32
(a)
..... 4,496 4,275,529
Duke Energy Progress LLC, 3.40%, 04/01/32 . 1,757 1,576,898
Edison International, 5.25%, 03/15/32
(a)
.... 755 686,440
Entergy Louisiana LLC, 2.35%, 06/15/32 ... 1,690 1,409,647
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Eversource Energy, 3.38%, 03/01/32 ...... USD 2,638 $ 2,314,722
Exelon Corp., 3.35%, 03/15/32 .......... 2,875 2,544,269
Florida Power & Light Co., 2.45%, 02/03/32 .. 5,815 4,908,571
Georgia Power Co., 4.70%, 05/15/32 ...... 2,835 2,755,990
NextEra Energy Capital Holdings, Inc.
2.44% , 01/15/32
(a)
................. 3,796 3,169,877
5.30% , 03/15/32 .................. 2,395 2,390,468
5.00% , 07/15/32 .................. 3,865 3,804,045
Oncor Electric Delivery Co. LLC
7.00% , 05/01/32 .................. 1,680 1,863,203
4.15% , 06/01/32 .................. 1,550 1,450,591
4.55% , 09/15/32 .................. 2,640 2,541,977
Pacific Gas & Electric Co.
4.40% , 03/01/32 .................. 1,829 1,683,812
5.90% , 06/15/32 .................. 2,374 2,374,707
Public Service Co. of Colorado, Series 38,
4.10%, 06/01/32
(a)
................ 867 810,282
Public Service Electric & Gas Co.
3.10% , 03/15/32 .................. 2,038 1,799,418
4.90% , 12/15/32
(a)
................. 1,558 1,539,971
Southern California Edison Co.
2.75% , 02/01/32 .................. 1,590 1,326,071
5.95% , 11/01/32 .................. 3,097 3,122,846
Southern Co. (The), 5.70%, 10/15/32 ...... 1,937 1,984,644
Tucson Electric Power Co., 3.25%, 05/15/32 . 1,533 1,351,865
Union Electric Co., 2.15%, 03/15/32 ...... 1,951 1,612,101
Virginia Electric & Power Co., 2.40%, 03/30/32
(a)
2,459 2,059,332
Wisconsin Electric Power Co., 4.75%, 09/30/32 2,046 2,011,834
Wisconsin Power & Light Co., 3.95%, 09/01/32 2,565 2,376,009
Xcel Energy, Inc., 4.60%, 06/01/32 ....... 2,667 2,541,225
83,038,800
Electrical Equipment — 0.2%
Eaton Corp., 4.00%, 11/02/32 .......... 2,506 2,337,268
Electronic Equipment, Instruments & Components — 1.0%
Allegion US Holding Co., Inc., 5.41%, 07/01/32 2,266 2,280,679
Arrow Electronics, Inc., 2.95%, 02/15/32 .... 2,120 1,797,723
Avnet, Inc., 5.50%, 06/01/32 ........... 1,278 1,258,277
Flex Ltd., 5.25%, 01/15/32 ............ 2,125 2,094,998
Tyco Electronics Group SA, 2.50%, 02/04/32 . 2,348 1,996,600
9,428,277
Entertainment — 2.2%
Take-Two Interactive Software, Inc., 4.00%,
04/14/32 ...................... 2,234 2,066,458
TWDC Enterprises 18 Corp., 7.00%, 03/01/32 2,299 2,564,111
Warnermedia Holdings, Inc., 4.28%, 03/15/32
(a)
18,821 16,628,844
21,259,413
Financial Services — 3.2%
Corebridge Financial, Inc., 3.90%, 04/05/32 .. 5,851 5,332,376
Fidelity National Information Services, Inc.,
5.10%, 07/15/32 ................. 2,866 2,844,810
Global Payments, Inc., 5.40%, 08/15/32
(a)
... 3,160 3,160,926
Jackson Financial, Inc., 5.67%, 06/08/32 ... 1,513 1,517,377
Mastercard, Inc., 4.35%, 01/15/32 ........ 3,395 3,288,678
National Rural Utilities Cooperative Finance
Corp.
8.00% , 03/01/32 .................. 1,496 1,743,716
2.75% , 04/15/32 .................. 2,030 1,740,527
4.02% , 11/01/32 .................. 1,890 1,750,464
4.15% , 12/15/32 .................. 2,060 1,919,888
ORIX Corp.
(a)
4.00% , 04/13/32 .................. 1,756 1,619,749
5.20% , 09/13/32 .................. 1,768 1,764,743

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
PayPal Holdings, Inc., 4.40%, 06/01/32
(a)
... USD 4,185 $ 4,017,417
30,700,671
Food Products — 2.5%
Archer-Daniels-Midland Co.
(a)
2.90% , 03/01/32 .................. 2,986 2,588,169
5.94% , 10/01/32 .................. 1,474 1,557,326
J M Smucker Co. (The), 2.13%, 03/15/32
(a)
.. 1,371 1,115,815
JBS USA Holding Lux SARL
3.63% , 01/15/32 .................. 3,560 3,148,746
3.00% , 05/15/32 .................. 3,850 3,244,735
Kraft Heinz Foods Co., 6.75%, 03/15/32
(c)
... 1,133 1,226,633
Mondelez International, Inc.
3.00% , 03/17/32 .................. 3,006 2,616,494
1.88% , 10/15/32
(a)
................. 2,355 1,890,761
Pilgrim's Pride Corp., 3.50%, 03/01/32 ..... 3,477 3,016,905
Unilever Capital Corp., 5.90%, 11/15/32
(a)
... 3,790 4,031,270
24,436,854
Gas Utilities — 0.6%
Atmos Energy Corp., 5.45%, 10/15/32 ..... 1,265 1,292,321
CenterPoint Energy Resources Corp., 4.40%,
07/01/32
(a)
..................... 1,931 1,827,221
ONE Gas, Inc., 4.25%, 09/01/32 ......... 1,125 1,059,237
Southwest Gas Corp., 4.05%, 03/15/32 .... 2,284 2,109,976
6,288,755
Ground Transportation — 1.6%
Canadian National Railway Co., 3.85%,
08/05/32 ...................... 3,133 2,889,560
CSX Corp., 4.10%, 11/15/32 ........... 3,929 3,688,239
Norfolk Southern Corp., 3.00%, 03/15/32 ... 2,747 2,403,350
Triton Container International Ltd., 3.25%,
03/15/32
(a)
..................... 2,227 1,901,363
Union Pacific Corp., 2.80%, 02/14/32 ...... 4,841 4,209,963
15,092,475
Health Care Equipment & Supplies — 1.4%
Baxter International, Inc., 2.54%, 02/01/32
(a)
. 6,043 5,085,530
Becton Dickinson & Co., 4.30%, 08/22/32 ... 1,918 1,810,928
GE HealthCare Technologies, Inc., 5.91%,
11/22/32
(a)
..................... 6,545 6,818,176
13,714,634
Health Care Providers & Services — 3.1%
Adventist Health System, 5.43%, 03/01/32
(a)
. 1,120 1,119,769
Elevance Health, Inc.
4.10% , 05/15/32 .................. 2,480 2,307,286
5.50% , 10/15/32
(a)
................. 2,536 2,571,207
HCA, Inc., 3.63%, 03/15/32 ............ 7,666 6,832,173
Humana, Inc., 2.15%, 02/03/32 ......... 2,684 2,166,511
Laboratory Corp. of America Holdings, 4.55%,
04/01/32 ...................... 2,165 2,069,651
Piedmont Healthcare, Inc., Series 2032, 2.04%,
01/01/32 ...................... 695 569,915
UnitedHealth Group, Inc.
(a)
4.95% , 01/15/32 .................. 5,695 5,642,998
4.20% , 05/15/32 .................. 5,567 5,264,400
Universal Health Services, Inc., 2.65%,
01/15/32 ...................... 1,991 1,638,798
30,182,708
Health Care REITs — 0.9%
Alexandria Real Estate Equities, Inc., 2.00%,
05/18/32 ...................... 3,494 2,796,249
Healthpeak OP LLC, 5.25%, 12/15/32
(a)
.... 2,597 2,581,963
Welltower OP LLC
2.75% , 01/15/32 .................. 2,136 1,824,966
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
3.85% , 06/15/32 .................. USD 2,164 $ 1,982,103
9,185,281
Hotels, Restaurants & Leisure — 1.0%
Marriott International, Inc., Series GG, 3.50%,
10/15/32 ...................... 4,004 3,530,662
McDonald's Corp., 4.60%, 09/09/32
(a)
...... 2,865 2,792,071
Starbucks Corp., 3.00%, 02/14/32 ........ 4,149 3,640,117
9,962,850
Household Durables — 0.3%
PulteGroup, Inc., 7.88%, 06/15/32 ........ 1,303 1,490,317
Whirlpool Corp., 4.70%, 05/14/32
(a)
....... 1,359 1,264,613
2,754,930
Household Products — 0.9%
Church & Dwight Co., Inc., 5.60%, 11/15/32 .. 2,220 2,292,181
Clorox Co. (The), 4.60%, 05/01/32
(a)
...... 2,619 2,545,600
Colgate-Palmolive Co., 3.25%, 08/15/32 .... 2,049 1,843,612
Procter & Gamble Co. (The), 2.30%, 02/01/32
(a)
2,945 2,537,473
9,218,866
Industrial Conglomerates — 0.4%
Honeywell International, Inc., 4.75%, 02/01/32 2,580 2,544,591
Pentair Finance SARL, 5.90%, 07/15/32 .... 1,555 1,596,838
4,141,429
Industrial REITs — 0.2%
Prologis LP, 2.25%, 01/15/32 ........... 1,919 1,599,102
Insurance — 3.0%
Aon Corp., 5.00%, 09/12/32 ........... 2,129 2,097,001
Arthur J Gallagher & Co., 5.00%, 02/15/32 .. 1,787 1,755,832
Assurant, Inc., 2.65%, 01/15/32 ......... 1,360 1,132,876
Berkshire Hathaway Finance Corp., 2.88%,
03/15/32
(a)
..................... 3,755 3,310,142
Brown & Brown, Inc., 4.20%, 03/17/32 ..... 2,556 2,360,856
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32 2,680 2,706,509
Globe Life, Inc., 4.80%, 06/15/32
(a)
....... 1,620 1,564,687
Kemper Corp., 3.80%, 02/23/32 ......... 1,722 1,516,877
Lincoln National Corp., 3.40%, 03/01/32
(a)
... 1,011 890,479
Manulife Financial Corp., 3.70%, 03/16/32
(a)
.. 3,023 2,768,255
Marsh & McLennan Cos., Inc., 5.75%, 11/01/32 2,058 2,126,661
MetLife, Inc., 6.50%, 12/15/32
(a)
......... 1,998 2,176,029
Progressive Corp. (The)
3.00% , 03/15/32 .................. 1,922 1,687,636
6.25% , 12/01/32 .................. 1,450 1,556,097
Prudential Funding Asia plc, 3.63%, 03/24/32 . 1,485 1,348,291
28,998,228
Interactive Media & Services — 1.1%
Meta Platforms, Inc., 3.85%, 08/15/32
(a)
.... 11,061 10,304,281
IT Services — 0.7%
International Business Machines Corp.
2.72% , 02/09/32
(a)
................. 1,040 899,289
4.40% , 07/27/32 .................. 3,385 3,240,952
5.88% , 11/29/32 .................. 2,341 2,465,487
6,605,728
Leisure Products — 0.2%
Brunswick Corp., 4.40%, 09/15/32
(a)
...... 1,911 1,742,915
Life Sciences Tools & Services — 0.5%
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32 . 3,174 2,856,777
Thermo Fisher Scientific, Inc., 4.95%,
11/21/32
(a)
..................... 2,316 2,302,671
5,159,448

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery — 0.5%
Flowserve Corp., 2.80%, 01/15/32 ....... USD 2,021 $ 1,717,766
Stanley Black & Decker, Inc., 3.00%, 05/15/32 2,236 1,919,268
Timken Co. (The), 4.13%, 04/01/32 ....... 1,405 1,293,163
4,930,197
Media — 1.2%
Charter Communications Operating LLC,
2.30%, 02/01/32 ................. 4,003 3,170,374
Comcast Corp., 5.50%, 11/15/32 ........ 4,172 4,253,988
Grupo Televisa SAB, 8.50%, 03/11/32 ..... 1,238 1,347,317
Paramount Global, 4.20%, 05/19/32 ...... 2,915 2,598,646
11,370,325
Metals & Mining — 0.9%
ArcelorMittal SA, 6.80%, 11/29/32 ........ 3,886 4,143,313
Newmont Corp., 2.60%, 07/15/32
(a)
....... 3,184 2,704,409
Nucor Corp., 3.13%, 04/01/32
(a)
......... 2,382 2,092,468
8,940,190
Multi-Utilities — 1.3%
Ameren Illinois Co., 3.85%, 09/01/32 ...... 1,956 1,797,685
Consumers Energy Co., 3.60%, 08/15/32 ... 1,117 1,014,880
Dominion Energy, Inc.
Series A , 4.35% , 08/15/32 ............ 1,571 1,472,859
5.38% , 11/15/32
(a)
................. 3,330 3,336,361
Puget Energy, Inc., 4.22%, 03/15/32
(a)
..... 1,641 1,499,235
San Diego Gas & Electric Co., Series XXX,
3.00%, 03/15/32 ................. 2,319 2,015,164
Southern Co. Gas Capital Corp., 5.15%,
09/15/32 ...................... 1,900 1,880,145
13,016,329
Office REITs — 0.6%
Boston Properties LP, 2.55%, 04/01/32 ..... 3,417 2,772,730
Cousins Properties LP, 5.38%, 02/15/32 .... 650 639,823
Kilroy Realty LP, 2.50%, 11/15/32 ........ 1,807 1,395,721
Piedmont Operating Partnership LP, 2.75%,
04/01/32
(a)
..................... 960 762,510
5,570,784
Oil, Gas & Consumable Fuels — 6.2%
Boardwalk Pipelines LP, 3.60%, 09/01/32 ... 2,147 1,884,957
BP Capital Markets America, Inc., 2.72%,
01/12/32
(a)
..................... 7,269 6,252,645
Canadian Natural Resources Ltd., 7.20%,
01/15/32 ...................... 1,725 1,882,254
Cenovus Energy, Inc., 2.65%, 01/15/32 .... 1,996 1,662,452
Cheniere Energy Partners LP, 3.25%, 01/31/32 4,754 4,122,161
ConocoPhillips, 5.90%, 10/15/32 ........ 1,790 1,877,415
ConocoPhillips Co., 4.85%, 01/15/32 ...... 2,660 2,615,872
DCP Midstream Operating LP, 3.25%, 02/15/32 1,771 1,521,393
Devon Energy Corp., 7.95%, 04/15/32 ..... 1,400 1,580,477
Expand Energy Corp., 4.75%, 02/01/32 .... 3,650 3,405,959
Kinder Morgan Energy Partners LP, 7.75%,
03/15/32 ...................... 1,021 1,139,945
Kinder Morgan, Inc., 7.75%, 01/15/32 ..... 3,808 4,319,551
MPLX LP, 4.95%, 09/01/32 ............ 3,866 3,750,422
Occidental Petroleum Corp., 5.38%, 01/01/32 3,900 3,825,875
ONEOK, Inc., 6.10%, 11/15/32 .......... 2,974 3,082,323
Suncor Energy, Inc., 7.15%, 02/01/32 ..... 2,114 2,289,295
Targa Resources Partners LP, 4.00%, 01/15/32 4,124 3,756,265
Texas Eastern Transmission LP, 7.00%,
07/15/32 ...................... 1,917 2,094,365
Valero Energy Corp., 7.50%, 04/15/32 ..... 2,712 3,050,014
Williams Cos., Inc. (The)
8.75% , 03/15/32
(c)
................. 1,753 2,078,496
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.65% , 08/15/32 .................. USD 3,866 $ 3,687,955
59,880,091
Paper & Forest Products — 0.3%
Suzano Austria GmbH, Series DM3N, 3.13%,
01/15/32 ...................... 3,748 3,133,998
Passenger Airlines — 0.6%
American Airlines Pass-Through Trust, Series
2019-1, Class AA, 3.15%, 02/15/32 ..... 1,852 1,682,498
JetBlue Pass-Through Trust
Series 2019-1 , Class AA , 2.75% , 05/15/32 . 1,467 1,273,003
Series 2020-1 , Class A , 4.00% , 11/15/32
(a)
. 1,569 1,460,034
United Airlines Pass-Through Trust, Series
2019-2, Class AA, 2.70%, 05/01/32 ..... 1,944 1,720,308
6,135,843
Personal Care Products — 0.7%
Haleon US Capital LLC, 3.63%, 03/24/32 ... 7,124 6,476,818
Pharmaceuticals — 0.9%
(a)
Bristol-Myers Squibb Co., 2.95%, 03/15/32 .. 6,368 5,560,640
Zoetis, Inc., 5.60%, 11/16/32 ........... 3,040 3,135,564
8,696,204
Residential REITs — 1.4%
American Homes 4 Rent LP, 3.63%, 04/15/32
(a)
2,510 2,247,663
AvalonBay Communities, Inc., 2.05%,
01/15/32
(a)
..................... 2,235 1,853,301
Essex Portfolio LP, 2.65%, 03/15/32 ...... 2,391 2,023,185
Invitation Homes Operating Partnership LP,
4.15%, 04/15/32
(a)
................ 2,440 2,252,410
Mid-America Apartments LP, 5.30%, 02/15/32
(a)
1,660 1,665,614
Sun Communities Operating LP, 4.20%,
04/15/32 ...................... 2,482 2,266,783
UDR, Inc., 2.10%, 08/01/32 ............ 1,700 1,354,297
13,663,253
Retail REITs — 1.0%
Agree LP, 4.80%, 10/01/32
(a)
........... 1,407 1,355,623
Kimco Realty OP LLC, 3.20%, 04/01/32 .... 2,082 1,828,640
Realty Income Corp.
2.70% , 02/15/32 .................. 1,303 1,107,487
5.63% , 10/13/32
(a)
................. 2,801 2,857,466
2.85% , 12/15/32 .................. 2,459 2,078,834
9,228,050
Semiconductors & Semiconductor Equipment — 4.9%
Advanced Micro Devices, Inc., 3.92%, 06/01/32 2,197 2,046,018
Analog Devices, Inc., 4.25%, 10/01/32 ..... 535 507,189
Broadcom, Inc.
4.55% , 02/15/32 .................. 3,210 3,086,767
4.15% , 04/15/32
(b)
................. 4,472 4,183,743
5.20% , 04/15/32 .................. 2,250 2,251,052
4.30% , 11/15/32
(a)
................. 7,344 6,904,523
Intel Corp.
4.15% , 08/05/32 .................. 4,908 4,491,359
4.00% , 12/15/32 .................. 2,970 2,680,907
KLA Corp., 4.65%, 07/15/32 ........... 3,865 3,792,139
Micron Technology, Inc., 2.70%, 04/15/32 ... 4,148 3,476,088
NXP BV, 2.65%, 02/15/32 ............. 3,945 3,330,719
QUALCOMM, Inc.
1.65% , 05/20/32 .................. 4,950 3,954,559
4.25% , 05/20/32
(a)
................. 2,180 2,091,681
Texas Instruments, Inc., 3.65%, 08/16/32 ... 1,653 1,520,312
TSMC Arizona Corp., 4.25%, 04/22/32
(a)
.... 3,580 3,439,685
47,756,741

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software — 2.1%
Oracle Corp.
5.25% , 02/03/32
(d)
................. USD 4,360 $ 4,354,704
6.25% , 11/09/32 .................. 8,463 8,944,708
Roper Technologies, Inc., 4.75%, 02/15/32 .. 2,270 2,216,226
Workday, Inc., 3.80%, 04/01/32 ......... 5,048 4,604,591
20,120,229
Specialized REITs — 1.4%
American Tower Corp., 4.05%, 03/15/32
(a)
... 2,811 2,609,240
CubeSmart LP, 2.50%, 02/15/32 ......... 2,182 1,824,910
Equinix, Inc., 3.90%, 04/15/32 .......... 4,771 4,394,493
Extra Space Storage LP, 2.35%, 03/15/32 ... 2,464 2,019,808
Weyerhaeuser Co., 7.38%, 03/15/32
(a)
..... 2,583 2,889,109
13,737,560
Specialty Retail — 2.7%
AutoNation, Inc., 3.85%, 03/01/32
(a)
....... 2,870 2,576,829
AutoZone, Inc., 4.75%, 08/01/32
(a)
........ 3,080 2,984,565
Dick's Sporting Goods, Inc., 3.15%, 01/15/32
(a)
3,139 2,752,318
Home Depot, Inc. (The)
3.25% , 04/15/32 .................. 4,806 4,299,314
4.50% , 09/15/32 .................. 4,673 4,546,318
Lowe's Cos., Inc., 3.75%, 04/01/32
(a)
...... 5,875 5,382,947
O'Reilly Automotive, Inc., 4.70%, 06/15/32 ... 3,546 3,417,027
25,959,318
Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc., 3.35%, 08/08/32
(a)
.......... 5,140 4,720,596
HP, Inc., 4.20%, 04/15/32 ............. 2,884 2,697,277
Western Digital Corp., 3.10%, 02/01/32 .... 1,159 971,219
8,389,092
Textiles, Apparel & Luxury Goods — 0.1%
Tapestry, Inc., 3.05%, 03/15/32
(a)
........ 1,602 1,374,551
Tobacco — 1.8%
Altria Group, Inc., 2.45%, 02/04/32 ....... 6,657 5,486,391
BAT Capital Corp.
4.74% , 03/16/32 .................. 3,631 3,498,558
7.75% , 10/19/32 .................. 2,400 2,720,392
Philip Morris International, Inc., 5.75%,
11/17/32
(a)
..................... 5,684 5,852,938
17,558,279
Trading Companies & Distributors — 0.4%
Air Lease Corp., 2.88%, 01/15/32
(a)
....... 3,052 2,611,409
GATX Corp., 3.50%, 06/01/32 .......... 1,807 1,605,415
4,216,824
Water Utilities — 0.3%
American Water Capital Corp., 4.45%, 06/01/32 2,916 2,782,110
Wireless Telecommunication Services — 1.6%
America Movil SAB de CV, 4.70%, 07/21/32 .. 3,175 3,048,720
Rogers Communications, Inc., 3.80%, 03/15/32 7,665 6,871,677
T-Mobile USA, Inc., 2.70%, 03/15/32 ...... 4,130 3,514,663
Vodafone Group plc, 6.25%, 11/30/32
(a)
.... 1,903 2,045,874
15,480,934
Total Long-Term Investments — 98 .5%
(Cost: $ 952,023,190 ) .............................. 952,709,177
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 10.2%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(g)
.................. 95,590,582 $ 95,638,378
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.35% ................... 2,997,660 2,997,660
Total Short-Term Securities — 10 .2%
(Cost: $ 98,626,889 ) ............................... 98,636,038
Total Investments — 108 .7%
(Cost: $ 1,050,650,079 ) ............................ 1,051,345,215
Liabilities in Excess of Other Assets — (8.7) % ............. (84,340,892)
Net Assets — 100.0% ...............................
$ 967,004,323
(a)
All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 92,641,718 $ 3,011,960
(a)
$ — $ (6,084) $ (9,216) $ 95,638,378 95,590,582 $ 66,061
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 3,660,482 — (662,822)
(a)
— — 2,997,660 2,997,660 29,223 —
$ (6,084) $ (9,216) $ 98,636,038 $ 95,284 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 952,709,177 $ — $ 952,709,177
Short-Term Securities
Money Market Funds ...................................... 98,636,038 — — 98,636,038
$ 98,636,038 $ 952,709,177 $ — $ 1,051,345,215

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
REIT Real Estate Investment Trust